Corporate Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Line Items]
Entity incorporation, state or country code	E9
Entity incorporation, date of incorporation	Sep. 13, 2017
Principal activities	investment holding
Subsidiaries
Disclosure Of General Information About Financial Statements [Line Items]
Principal activities	distribution of commercial copyrights, provision of music education solutions, sales of musical instruments and provision of services related to music events
Rosenkavalier Group
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of equity interest in subsidiaries	100.00%